Reportable segments	6 Months Ended
Jun. 30, 2024
Reportable segments
Reportable segments

Note 13 Reportable segments

The Company currently has one primary reportable geographic segment: the United States. As of June 2024, due to the Business Combination (See further Note 3 — Business Combination),the Company has two reportable operating segments: Technology and Telehealth. Operating segments are defined as components of an enterprise where separate financial information is evaluated regularly by a chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. d. As of June 30, 2024, the Company’s CODM was shared between the Co-CEOs, Milton Chen and Imo Aisiku. The CODM reviews discrete financial information, including revenue and profit margins, from our reportable segments to assess performance and allocate resources. We have also included a non-operating corporate segment. The Company has no inter-segment revenues.

Summary information regarding the Company’s operating segments is as follows for the six months ended June 30, 2024 and 2023:

	2024	2023
Revenue
Technology	$3,144,992	$2,886,491
Telehealth	62,569	—
Total revenue	$3,207,561	$2,886,491

	2024	2023
Loss from operations
Technology	$(236,002)	$(1,248,272)
Telehealth	(17,902)
Non-operating corporate	(890,959)
Total loss from operations	$(1,144,863)	$(1,248,272)

A reconciliation of the Company’s consolidated segment operating income to consolidated earnings before income taxes as of June 30, 2024 and 2023, is as follows:

	2024	2023
Loss from operations	$(1,144,863)	$(1,248,272)
Interest expense	(359,005)	(127,262)
Other income	2	19,619
Change in fair value of financial instruments	548,100	114,077
Initial in fair value on financial instruments	(1,618,234)	—
Total other expenses (income)	(1,429,137)	6,434
Loss from operations before income taxes	(2,574,000)	(1,241,838)
(Provision for) benefit from income tax	2,241,208	357,238
Net loss	$(332,792)	$(884,600)

The summary information regarding the reportable segment total assets at June 30, 2024 and December 31, 2023 are as follows:

	2024	2023
Total Assets
Technology	$755,046	$830,791
Telehealth	76,843,794	—
Non-operating corporate	1,388,910	—
Total	$78,987,750	$830,791

	2024	2023
Total Goodwill
Technology	$—	$—
Telehealth	59,900,694	—
Non-operating corporate	—	—
Total	$59,900,694	$—

Some additional summary information regarding the reportable segment depreciation and amortization and capital expenditures at June 30, 2024 and 2023 are as follows:

	2024	2023
Depreciation and Amortization
Technology	$1,716	$204
Telehealth	375	—
Total	$2,091	$204

	2024	2023
Capital Expenditures
Technology	$10,363	$2,690
Telehealth	35,150	—
Total	$45,513	$2,690

	2024	2023
Interest Expense
Technology	$47,205	$127,262
Telehealth	3,941	—
Non-Operating corporate	307,859
Total	$359,005	$127,262